Subsequent Events (Detail) (USD $)	0 Months Ended
	Mar. 09, 2015 item	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Events
Total assets		$ 808,906,000	$ 802,286,000	$ 664,971,000
Total loans		609,439,000	597,278,000	490,158,000
Total deposits		668,255,000	638,743,000	573,938,000
IBT
Subsequent Events
Number of banking location in the Dallas metropolitan area.	2
Total assets			121,000,000
Total loans			99,000,000
Total deposits			104,000,000
Number of common stock issues	1,185,185
Payments in cash	4,000,000,000
Veritex Holdings, Inc.
Subsequent Events
Total assets			121,528,000	74,897,000
Subsequent event | IBT
Subsequent Events
Number of banking location in the Dallas metropolitan area.	2
Number of common stock issues	1,185,185
Payments in cash	$ 4,000,000